Lease obligations (Tables)	12 Months Ended
Dec. 31, 2021
Lease obligations.
Summary of activity related to lease liabilities

Below is a summary of the activity related to our lease liabilities for the year ended December 31, 2021,2020 and 2019:

	Year ended December 31
	2021	2020	2019
Lease obligations, January 1	$354,199	$689,644	$1,072,426
Additions	953,868	12,199	—
Disposals	—	(67,787)	—
Interest on lease liabilities	34,712	53,549	86,470
Interest payments on lease liabilities	(34,712)	(53,549)	(86,470)
Principal payments of lease liabilities	(150,924)	(338,276)	(392,969)
Adjustments	—	33,869	(3,328)
Foreign exchange difference	31,626	24,550	13,515
Lease obligations, December 31	$1,188,769	$354,199	$689,644

Schedule of minimum payments under all agreements

2022	$446,571
2023	477,290
2024	337,842
2025	247,211
$1,508,914